Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases
Schedule of Non-cancellable Lease Contracts

As of June 30, 2024, the Company subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office premises, Vision exchange #07-08	2 years
Office premises, Vision exchange #07-06/07	2 years
Office premises, Vision exchange #07-04	2 years
Office premises, Icon 4 Tower #243A	2 years
City Gate, Clinic #01-12	2 years
City Gate, Clinic #02-52	1 year

Schedule of Consolidated Balance Sheet

(a) Amount recognized in the consolidated balance sheet:

	As of June, 30
	2024	2023
	US$	US$

Right-of-use assets – operating leases	370,607	393,198
Lease liabilities
Current	240,090	154,604
Non-current	135,920	241,179
	376,010	395,783

Summary of Lease Cost	(b) A summary of lease cost recognized in the Company’s consolidated statements of operations is as follows:
	As of June, 30
	2024	2023
	US$	US$

Operating lease cost	195,674	112,202

Schedule of Other Information leases	Other information related to leases in as follows:
	As of June, 30
	2024	2023
	US$	US$

Weighted average remaining lease term (in years)	1.83	2.40

Weighted average discount rate	2.90%	2.90%

Schedule of Maturities of Lease Liabilities

As of June 30, 2024, the maturities of the Company’s operating lease liabilities (excluding short-term leases) are as following:

Years ending June 30,	US$
2025	247,832
2026	137,443
Total future minimum lease payments	385,275
Less imputed interest	(9,265)
Present value of operating lease liabilities	376,010
Less: current portion	(240,090)
Long-term portion	135,920